Goodwill and Other Intangible Assets (Schedule of Indefinite Lived Intangible Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Other Intangible Assets
Indefinite-lived intangible assets	¥ 3,133	¥ 5,432